Deposits - Categorized by Interest-bearing or Noninterest-bearing (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
U.S.:
Interest-bearing	$ 10,500,417	$ 10,111,319	$ 9,337,818
Noninterest-bearing	5,171,172	4,801,370	4,219,789
Foreign:
Interest-bearing	664,572	618,776	682,131
Noninterest-bearing	629,366	530,459	485,641
Total deposits	$ 16,965,527	$ 16,061,924	$ 14,725,379